LEASES - Narrative (Q1) (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Term of contract (in months)	98 months			98 months
Operating lease cost		$ 160,000	$ 133,000	$ 486,000	$ 515,000
Minimum
Lessee, Lease, Description [Line Items]
Monthly rent expense	$ 38,000			38,000
Minimum | Boca Raton, Florida, Seattle, Washington And Ontario, Canada
Lessee, Lease, Description [Line Items]
Monthly rent expense		4,000		4,000
Maximum
Lessee, Lease, Description [Line Items]
Monthly rent expense	$ 48,000			48,000
Maximum | Boca Raton, Florida, Seattle, Washington And Ontario, Canada
Lessee, Lease, Description [Line Items]
Monthly rent expense		$ 48,000		$ 7,000